Subsidiaries - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of subsidiaries [Line Items]
Revenue	$ 223,199	$ 7,289	$ 216,739	$ 210,478
Net income	$ 38,061	$ 1,243	$ 37,869	$ 37,047
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	51.00%	51.00%	51.00%
Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	74.56%	74.56%	75.00%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	58.63%	58.63%	58.67%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	69.28%	69.28%	73.09%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | IISI Plan [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	51.02%	51.02%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	74.56%	74.56%